Subsequent Events (Details Narrative)							1 Months Ended
	Mar. 05, 2024 USD ($) shares	Mar. 03, 2024 USD ($) $ / shares shares	Feb. 02, 2024 USD ($) $ / shares shares	Jul. 13, 2023	Jan. 02, 2021	May 02, 2019	Mar. 21, 2024 USD ($) shares	Feb. 29, 2024 USD ($) ft² shares	Mar. 01, 2024 $ / shares shares
Lease expiration date				Oct. 31, 2027	Feb. 28, 2024	Apr. 30, 2024		Jul. 29, 2024
Subsequent Event [Member]
Subsequent Event, Description			Platinum in the principal amount of $2,000,000 on June 22, 2023. The repayment amount of the Platinum Convertible Note is 110% of the principal amount ($2,200,000) and matures in full on June 22, 2024. Interest accrues on the Platinum Convertible Note at the rate of 6% per annum calculated on the basis of 360 days. At the option of Platinum, the principal amount of the Platinum Convertible Note plus any accrued but unpaid interest is convertible into shares of Common Stock at a conversion price per share equal to the lower of (i) $3.69717, subject to appropriate adjustment as provided in the Platinum Convertible Note, and (ii) 65% of the VWAP for the Common Stock for the preceding five trading days immediately prior to any conversion, but in no event below $2.27518, subject to appropriate adjustment as provided in the Platinum Convertible Note
Proceeds from issuance of senior secured convertible promissory notes	$ 350,000
Repayment amount of note	$ 250,000						$ 25,500
Maturity date of note		Mar. 03, 2029	Jun. 22, 2028
Options to purchase shares of Common Stock | shares									25,000
Lease expiration date								Jul. 29, 2024
Convertible common shares | shares	70,502		189,334				15,000	137,367
Common Stock outstanding beneficial percentage rate			4.99%
Convertible promissory note principal amount			$ 2,000,000
Convertible promissory note principal percentage			110.00%
Platinum forfeited shares | shares			51,967
Granted stock option | shares	98,702	200,000
Exercise price for shares issued | $ / shares		$ 1.65	$ 3.69717
Lease area | ft²								3,621
Lease monthly payment								$ 6,488
Subsequent Event [Member] | Mr. Scott [Member]
Exercise price for shares issued | $ / shares									$ 1.49
Base salary annually		$ 250,000